Financial instruments	9 Months Ended
Sep. 30, 2016
Fair Value Disclosures [Abstract]
Financial instruments
16.	Financial instruments:
(a)	Fair value:

The carrying values of cash and cash equivalents, short-term investments, restricted cash, accounts receivable, loans to affiliate and accounts payable and accrued liabilities approximate their fair values because of their short term to maturity. As of September 30, 2016, the fair value of the Company’s revolving and term loan credit facilities, excluding deferred financing fees is $2,609,900,000 (December 31, 2015 - $2,999,746,000) and the carrying value is $2,759,418,000 (December 31, 2015 - $3,042,195,000). As of September 30, 2016, the fair value of the Company’s other long-term liabilities, excluding deferred gains, deferred financing fees and Other is $504,590,000 (December 31, 2015 - $346,138,000) and the carrying value is $505,110,000 (December 31, 2015 - $342,767,000). The fair value of the revolving and term loan credit facilities and other long-term liabilities, excluding deferred gains and deferred financing fees, are estimated based on expected principal repayments and interest, discounted by relevant forward rates plus a margin appropriate to the credit risk of the Company. Therefore, the Company has categorized the fair value of these financial instruments as Level 3 in the fair value hierarchy.

As of September 30, 2016, the fair value of the Company’s senior unsecured notes is $350,520,000 (December 31, 2015 – $335,340,000) and the carrying value is $345,000,000 (December 31, 2015 – $345,000,000).  The fair value of senior unsecured notes is calculated based on a quoted price that is readily and regularly available in an active market.  Therefore, the Company has categorized the fair value of these financial instruments as Level 1 in the fair value hierarchy.

The Company’s interest rate derivative financial instruments are re-measured to fair value at the end of each reporting period. The fair values of the interest rate derivative financial instruments have been calculated by discounting the future cash flow of both the fixed rate and variable rate interest rate payments. The discount rate was derived from a yield curve created by nationally recognized financial institutions adjusted for the associated credit risk. The fair values of the interest rate derivative financial instruments are determined based on inputs that are readily available in public markets or can be derived from information available in publicly quoted markets. Therefore, the Company has categorized the fair value of these derivative financial instruments as Level 2 in the fair value hierarchy.

The Company’s vessels held for use with a carrying amount of $419,413,000 were written down to their fair value of $216,638,000 resulting in a non-cash impairment charge of $202,775,000 which was included in earnings for the three and nine months ended September 30, 2016.  The estimated fair value, measured on a non-recurring basis, of the Company’s vessels held for use is calculated based on discounted cash flows using inputs, other than quoted prices in active markets, that are observable either directly or indirectly.  Therefore the Company has categorized the fair value of the vessels as Level 2 in the fair value hierarchy.

16.	Financial instruments (continued):
(b)	Interest rate derivative financial instruments:

As of September 30, 2016, the Company had the following outstanding interest rate derivatives:

Fixed per annum rate swapped for LIBOR	Notional amount as of September 30, 2016	Maximum notional amount(1)	Effective date	Ending date
5.6400%	$670,829	$670,829	August 31, 2007	August 31, 2017	(2)
5.4200%	428,525	428,525	September 6, 2007	May 31, 2024
5.9450%	135,634	135,634	January 30, 2014	May 31, 2019
5.6000%	155,600	155,600	June 23, 2010	December 23, 2021	(2)
5.2600%	87,100	87,100	July 3, 2006	February 26, 2021	(2) (3)
5.1700%	24,000	24,000	April 30, 2007	May 29, 2020	(3)
5.8700%	—	620,390	August 31, 2017	November 28, 2025

(1)	Over the term of the interest rate swaps, the notional amounts increase and decrease. These amounts represent the peak notional over the remaining term of the swap.
(2)	Prospectively de-designated as an accounting hedge in 2008.
(3)

Swap counterparty has an early termination right in 2017 which may require the Company to settle the swap at the early termination date.  The fair value liability as of September 30, 2016 for these swaps is $14,956,000.

In addition, the Company has entered into two swaption agreements (Swaption A and Swaption B) with a bank.  Under Swaption A, the Company has the option of entering into an interest rate swap on March 2, 2017 under which the Company would pay the bank a fixed rate of 0.50%, and receive a floating rate of 3-month LIBOR from the bank.  Under Swaption B, the bank has the option of entering into an interest rate swap on March 2, 2017 under which the bank would pay the Company a fixed rate of 1.183%, and receive a floating rate of 3-month LIBOR from the Company.  The interest rate swaps underlying both swaptions have notional amounts of $200,000,000 and the same expiration dates.  During the quarter ended September 30, 2016, the Company restructured the swaption agreements which resulted in an asset of $11,300,000 to the Company.

During the quarter ended September 30, 2016, the Company paid $27,616,000 related to swap terminations.

(c)	Foreign exchange derivative instruments:

The Company is exposed to market risk from foreign currency fluctuations. The Company has entered into foreign currency forward contracts to manage Canadian dollar currency fluctuations. At September 30, 2016, the notional amount of the foreign exchange forward contracts is $7,000,000 (December 31, 2015 - $15,200,000) and the fair value asset is $219,000 (December 31, 2015 – nil) and fair value liability is $5,000 (December 31, 2015 – $1,260,000).

Included in short-term investments is $2,239,000 (December 31, 2015 - $2,095,000) of restricted cash held as collateral for these foreign currency forward contracts.

16.	Financial instruments (continued):
(d)	Fair value of asset and liability derivatives:

The following provides information about the Company’s derivatives:

	September 30,	December 31,
	2016	2015
Fair value of financial instruments asset	$11,451	$33,632
Fair value of financial instruments liability	297,778	338,146

The following provides information about the effect of the master netting agreement:

September 30, 2016	Gross amounts of recognized assets and liabilities	Amounts subject to master netting agreement	Net amount
Derivative assets	$11,451	$—	$11,451
Derivative liabilities	297,778	—	297,778
Net liability	$(286,327)	$—	$(286,327)

December 31, 2015	Gross amounts of recognized assets and liabilities	Amounts subject to master netting agreement	Net amount
Derivative assets	$33,632	$21,964	$11,668
Derivative liabilities	338,146	21,964	316,182
Net liability	$(304,514)	$—	$(304,514)

The following table provides information about gains and losses included in net earnings and reclassified from accumulated other comprehensive loss (“AOCL”) into earnings:

	Three months ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Gain (Loss) on derivatives recognized in net earnings:
Change in fair value of financial instruments	$684	$(44,774)	$(75,081)	$(64,629)
Loss reclassified from AOCL to net earnings(1)
Interest expense	(1,166)	(786)	(2,761)	(2,503)
Depreciation and amortization	(248)	(259)	(761)	(817)

(1)

The effective portion of changes in unrealized loss on interest rate swaps was recorded in accumulated other comprehensive income until September 30, 2008 when these contracts were de-designated as accounting hedges.  The amounts in accumulated other comprehensive income will be recognized in earnings when and where the previously hedged interest is recognized in earnings.

The estimated amount of AOCL expected to be reclassified to net earnings within the next twelve months is approximately $2,311,000.